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                       SUPPLEMENT TO THE PROSPECTUSES OF

   MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND Dated September 27, 1999

   MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND Dated April 26, 1999

       MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated May 28, 1999

       MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated May 28, 1999

  MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND Dated May 1, 1999

  MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES Dated February 23, 1999

    MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND, "Best Ideas Portfolio"
                              Dated July 28, 1999

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 24, 1998

         MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                            Dated November 25, 1998

  MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST Dated February 26, 1999

 MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated June 28, 1999

        MORGAN STANLEY DEAN WITTER EQUITY FUND Dated September 28, 1999

  MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC. Dated December 1, 1998

  MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated February 26, 1999

   MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated August 30, 1999

        MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated November 30, 1998

          MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
                              Dated July 28, 1999

      MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated June 28, 1999

           MORGAN STANLEY DEAN WITTER GROWTH FUND Dated July 27, 1999

   MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 27, 1999

  MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 29, 1998

     MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 25, 1998

        MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated July 27, 1999

           MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                             Dated October 30, 1998

        MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND Dated May 5, 1999

  MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated August 30, 1999

          MORGAN STANLEY DEAN WITTER JAPAN FUND Dated August 30, 1999

   MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND Dated June 28, 1999

     MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 28, 1998

         MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
                              Dated June 30, 1999

      MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST Dated June 28, 1999

    MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                              Dated June 30, 1999

   MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND Dated May 1, 1999

   MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST Dated September 30, 1999

  MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC. Dated February 22, 1999

         MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
                            Dated February 22, 1999

        MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated March 1, 1999

      MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 30, 1998

       MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated June 28, 1999

      MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND Dated June 28, 1999

     MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 27, 1999

      MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 28, 1999

    MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated May 1, 1999

    MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND Dated August 4, 1999

     MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST Dated September 29, 1999

          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                               Dated May 1, 1999

         MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated August 5, 1999

   MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 27, 1999

         MORGAN STANLEY DEAN WITTER VALUE FUND Dated September 25, 1998

   MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST Dated February 22, 1999


     Effective October 25, 1999, if you sell shares of any of the Funds named above and simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, no contingent deferred sales charge will be imposed on the proceeds from your sale. Any shares acquired in connection with the Investment Manager's mutual fund asset allocation program are subject to the terms and conditions of that program. For example, you may be subject to a termination fee if you terminate your participation in the asset allocation program within a specified period of time.

     Therefore, effective October 25, 1999, the disclosure in the section of the prospectus of each of Morgan Stanley Dean Witter Convertible Securities Trust, Morgan Stanley Dean Witter Developing Growth Securities Trust, Morgan Stanley Dean Witter European Growth Fund Inc., Morgan Stanley Dean Witter Fund of Funds, Morgan Stanley Dean Witter High Yield Securities Inc., Morgan Stanley Dean Witter Income Builder Fund, Morgan Stanley Dean Witter Intermediate Income Securities, Morgan Stanley Dean Witter Market Leader Trust, Morgan Stanley Dean Witter Real Estate Fund, Morgan Stanley Dean Witter S&P 500 Index Fund and Morgan Stanley Dean Witter Value Fund titled "Purchase of Fund Shares -- Contingent Sales Charge Alternative Class B Shares -- CDSC Waivers" and the disclosure in the section of the prospectus of each of the other Funds titled "Share Class Arrangements -- Class B Shares -- CDSC Waivers" is hereby modified to reflect the waiver of the contingent deferred sales charge in connection with the foregoing sales of shares.


October 25, 1999